Investments in unconsolidated equity investees	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investments in unconsolidated equity investees
(4)	Investments in unconsolidated equity investees

In 2013, the Company entered into an arrangement with Wells Fargo & Company and subsequently Avolon Capital Partners Limited (“ACP”) was formed in which the Company holds a 25% shareholding. ACP is principally engaged in leasing commercial jet aircraft and was incorporated in the Cayman Islands on December 19, 2012 and is domiciled in Ireland. The Company has determined that it has significant influence over ACP as the Company acts as administrative agent and also has representation on the Board of Directors. All significant transactions require unanimous approval from the Board of Directors. The share of profits and losses from unconsolidated equity investees of US$307k (2013: US$46k loss; 2012: US$Nil) relates to the Company’s share of profits and losses from its investment in ACP during 2014.

Investments consist of the following at December 31:

	2013	2014
25% equity investment in unconsolidated equity investee (Avolon Capital Partners Limited)	5,963	16,146
Share of (losses)/profits, net of tax	(46)	307

Investment in unconsolidated equity investees	5,917	16,453